Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 slord@statestreet.com

August 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 25, 2016 to the prospectuses for the following funds:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares B - Ca Rated Corporate Bond ETF

iShares Baa - Ba Rated Corporate Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core International Aggregate Bond ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core Russell U.S. Growth ETF

iShares Core Russell U.S. Value ETF

iShares Core Total USD Bond Market ETF

iShares Edge MSCI Intl Quality Factor ETF

iShares Edge MSCI Min Vol EAFE ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Europe Developed Real Estate ETF

iShares Europe ETF

iShares Floating Rate Bond ETF

iShares Global Inflation-Linked Bond ETF

iShares Global Infrastructure ETF

iShares iBonds Dec 2016 Term Corporate ETF

iShares iBonds Dec 2017 Term Corporate ETF

iShares iBonds Dec 2018 Term Corporate ETF

iShares iBonds Dec 2019 Term Corporate ETF

iShares iBonds Dec 2020 Term Corporate ETF

iShares iBonds Dec 2021 Term Corporate ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Mar 2018 Term Corporate ETF

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF

iShares iBonds Mar 2020 Term Corporate ETF

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

iShares iBonds Mar 2023 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares International Inflation-Linked Bond ETF

iShares International Preferred Stock ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI All Peru Capped ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Poland Capped ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares Yield Optimized Bond ETF

The purpose of this filing is to submit the 497 dated July 25, 2016 in XBRL. If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord

cc: Benjamin Haskin, Esq.